Balance Sheet Details - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Offsetting [Abstract]
Accrued legal	$ 1,925,900	$ 1,867,107	$ 24,729
Accrued personnel costs	950,214	963,865	120,856
Accrued excise taxes	13,790	207,358	0
Accrued advisory fee	5,400	100,000	0
Purchase commitment	665,145	0
Other	649,967	411,624	224,066
Total	$ 4,210,416	$ 3,549,954	$ 369,651